RELATED PARTIES - Additional Information (Details) - USD ($)				1 Months Ended			3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Jul. 28, 2023	Apr. 24, 2023	Dec. 08, 2021	Jun. 30, 2023	Apr. 30, 2023	Nov. 30, 2021	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Jun. 01, 2023	Jun. 17, 2021
RELATED PARTIES
Repayment of promissory note - related party									$ 267,752
Loan conversion agreement warrant				$ 3,000,000			$ 3,000,000	$ 3,000,000
Cash deposited into Trust Account								1,000,000	234,600,000
Loan from Sponsor received								1,100,000	267,752
Loans outstanding				857,193			857,193	857,193
Subsequent event
RELATED PARTIES
Number of months by which the extension term is extended	1 month
Working Capital Loans
RELATED PARTIES
Loan conversion agreement warrant				$ 1,500,000			$ 1,500,000	$ 1,500,000
Price of warrant				$ 1.00			$ 1.00	$ 1.00
Outstanding balance of related party note				$ 0			$ 0	$ 0		$ 0
Time Extension Funding Loans
RELATED PARTIES
Price of warrant				$ 1.00			$ 1.00	$ 1.00
Cash deposited into Trust Account				$ 200,000	$ 200,000
Number of months by which the extension term is extended				1 month	1 month
Aggregate principal amount				$ 200,000	$ 200,000		$ 200,000	$ 200,000
Promissory Note with Related Party
RELATED PARTIES
Maximum borrowing capacity of related party promissory note		$ 250,000										$ 300,000
Repayment of promissory note - related party			$ 268,000
Payable term		15 months
Administrative Services Agreement
RELATED PARTIES
Expenses per month						$ 15,000				180,000
Expenses incurred and paid							45,000	90,000	$ 15,000
Amount due to related party				0			0	0		0
Outstanding balance of related party note										0
Sponsor
RELATED PARTIES
Aggregate principal amount				300,000			300,000	300,000
Sponsor | Time Extension Funding Loans
RELATED PARTIES
Loans outstanding				1,000,000			1,000,000	1,000,000		$ 0
Fair value of outstanding loans				779,266			779,266	779,266
Sponsor | Promissory Note with Related Party
RELATED PARTIES
Loans outstanding				$ 77,927			$ 77,927	$ 77,927			$ 100,000